Offerings - Offering: 1	Aug. 26, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 874,598,445.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 133,901.02
Offering Note	N/A